Skadden, Arps, Slate, Meagher & Flom llp
FOUR TIMES SQUARE
NEW YORK 10036-6522
________

TEL: (212) 735-3000
FAX: (212) 735-2000
www.skadden.com

       DIRECT DIAL
212-735-3859

       EMAIL ADDRESS
Veronica.Castillo@SKADDEN.COM

June 10, 2011

VIA EDGAR Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

                   Re:    Apollo Investment Corporation Preliminary Proxy Filing

Ladies and Gentlemen:

                   On behalf of Apollo Investment Corporation (the "Company"), we are enclosing herewith for filing, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, the Company's preliminary proxy statement on Schedule 14A, together with a form of proxy, relating to the Company's 2011 Annual Meeting of Stockholders.

                   Please direct any questions or correspondence concerning the preliminary proxy statement to the undersigned at (212) 735-3859.

Very truly yours,

/s/ VERONICA CASTILLO
Veronica Castillo, Esq.